NOTE 10 – INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Income Tax Disclosure [Abstract]
NOTE 14 - INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities
	February 29, 2024	August 31, 2023
Deferred tax asset attributable to:
Net operating loss carry over	$2,171,990	$2,077,213
Less: valuation allowance	(2,171,990)	(2,077,213)
Net deferred tax asset	$—	$—

	August 31, 2023	August 31, 2022
Deferred tax asset attributable to:
Net operating loss carry over	$2,077,213	$1,328,204
Less: valuation allowance	(2,077,213)	(1,328,204)
Net deferred tax asset	$—	$—

NOTE 14 - INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation

	Six months ended
	February 29, February 28,
	2024	2023
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%

	Year ended
	August 31,
	2023	2022
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%